Annual Total Returns[BarChart] - ProShares Ultra MSCI EAFE - None	2010	2011	2012	2013	2014	2015	2016	2017	2018	2019
Total	9.40%	(31.01%)	34.54%	42.20%	(15.19%)	(6.02%)	(2.43%)	51.28%	(30.43%)	39.98%